Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 32	£ 59
Deferred income tax liabilities	(62)	(48)
Net deferred income tax (liability)/asset	£ (30)	£ 11	£ (61)